Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	NEW PERSPECTIVE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000071516
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANWPX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPFBX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPFCX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPFFX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANWFX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPAX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPBX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPCX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPEX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNPFX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPAX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPBX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPCX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPEX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPFX
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNPGX

NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC
New Perspective Fund®
Investment objectives
The fund's primary investment objective is to provide you with long-term growth of capital.

Future income is a secondary objective.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American

Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 26 of the prospectus and on page 59 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees NEW PERSPECTIVE FUND INC (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NEW PERSPECTIVE FUND INC	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	0.23%	1.00%	1.00%	0.25%	none	0.21%	1.00%	0.99%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.15%	0.15%	0.19%	0.17%	0.16%	0.25%	0.26%	0.26%	0.24%	0.25%	0.18%	0.43%	0.22%	0.17%	0.12%	0.07%
Total annual fund operating expenses	0.77%	1.54%	1.58%	0.81%	0.55%	0.85%	1.65%	1.64%	1.13%	0.64%	1.57%	1.57%	1.11%	0.81%	0.51%	0.46%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NEW PERSPECTIVE FUND INC (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	649	807	978	1,474
Class B	657	886	1,039	1,627
Class C	261	499	860	1,878
Class F-1	83	259	450	1,002
Class F-2	56	176	307	689
Class 529-A	677	870	1,078	1,668
Class 529-B	688	959	1,154	1,842
Class 529-C	287	556	949	2,043
Class 529-E	135	398	680	1,477
Class 529-F-1	85	244	416	904
Class R-1	160	496	855	1,867
Class R-2	160	496	855	1,867
Class R-3	113	353	612	1,352
Class R-4	83	259	450	1,002
Class R-5	52	164	285	640
Class R-6	47	148	258	579

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption NEW PERSPECTIVE FUND INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	157	486	839	1,627
Class C	161	499	860	1,878
Class 529-B	188	559	954	1,842
Class 529-C	187	556	949	2,043

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies
The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.

dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United

States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the

United States. The risks of investing outside the United States may be heightened in connection with investments in emerging market countries.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World Index to replace the

MSCI World Index as its broad based securities market index. The fund's investment adviser believes that the MSCI All Country World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. Lipper Global Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. The MSCI USA Index is a measure of the U.S. portion of the world market. It is included to compare the fund's results to U.S. market results. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest  19.99% (quarter ended June 30, 2003)

Lowest -19.78% (quarter ended December 31, 2008)

The fund's total return for the nine months ended Septermber 30, 2011, was -13.07%.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)

plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns NEW PERSPECTIVE FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	6.29%	4.78%	5.39%	12.49%	Mar 13, 1973
Class A After Taxes on Distributions	A - After taxes on distributions	6.27%	4.06%	4.83%		Mar 13, 1973
Class A After Taxes on Distributions and Sales	A - After taxes on distributions and sale of fund shares	4.44%	4.15%	4.68%		Mar 13, 1973
Class B	Share class B - Before taxes	6.88%	4.89%	5.37%	4.01%	Mar 15, 2000
Class C	Share class C - Before taxes	10.85%	5.18%		5.94%	Mar 15, 2001
Class F-1	Share class F-1 - Before taxes	12.72%	6.02%		6.79%	Mar 15, 2001
Class F-2	Share class F-2 - Before taxes	13.01%			4.37%	Aug 1, 2008
Class 529-A	Share class 529-A - Before taxes	6.20%	4.71%		7.43%	Feb 15, 2002
Class 529-B	Share class 529-B - Before taxes	6.78%	4.78%		7.33%	Feb 15, 2002
Class 529-C	Share class 529-C - Before taxes	10.80%	5.12%		7.26%	Feb 15, 2002
Class 529-E	Share class 529-E - Before taxes	12.34%	5.65%		7.60%	Mar 1, 2002
Class 529-F-1	Share class 529-F-1 - Before taxes	12.91%	6.18%		11.21%	Sep 17, 2002
Class R-1	Share class R-1 - Before taxes	11.88%	5.19%		7.87%	Jun 17, 2002
Class R-2	Share class R-2 - Before taxes	11.84%	5.15%		7.07%	May 21, 2002
Class R-3	Share class R-3 - Before taxes	12.35%	5.67%		7.97%	Jun 4, 2002
Class R-4	Share class R-4 - Before taxes	12.73%	6.00%		7.99%	May 28, 2002
Class R-5	Share class R-5 - Before taxes	13.03%	6.31%		8.24%	May 15, 2002
Class R-6	Share class R-6 - Before taxes	13.11%			28.84%	May 1, 2009
MSCI® All Country World Index	MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or taxes)	13.21%	3.98%	3.69%		Mar 13, 1973
MSCI World Index	MSCI World Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.34%	2.99%	2.82%	9.29%	Mar 13, 1973
MSCI USA Index	MSCI USA Index (reflects no deductions for sales charges, account fees, expenses or taxes)	15.45%	2.44%	1.49%	9.74%	Mar 13, 1973
Lipper Global Funds Index	Lipper Global Funds Index (reflects no deductions for sales charges, account fees or taxes)	13.39%	3.47%	3.22%		Mar 13, 1973

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 1, 2011
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	New Perspective Fund®
Investment Objective, Heading	rr_ObjectiveHeading	Investment objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's primary investment objective is to provide you with long-term growth of capital.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
Future income is a secondary objective.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 26 of the prospectus and on page 59 of the fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S.
dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United
States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging market countries.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country World Index to replace the
MSCI World Index as its broad based securities market index. The fund's investment adviser believes that the MSCI All Country World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. Lipper Global Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. The MSCI USA Index is a measure of the U.S. portion of the world market. It is included to compare the fund's results to U.S. market results. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Lipper Global Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. The MSCI USA Index is a measure of the U.S. portion of the world market. It is included to compare the fund's results to U.S. market results.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge ; if a sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this period were:

Highest  19.99% (quarter ended June 30, 2003)

Lowest -19.78% (quarter ended December 31, 2008)

The fund's total return for the nine months ended Septermber 30, 2011, was -13.07%.

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund has selected the MSCI All Country World Index to replace the MSCI World Index as its broad based securities market index. The fund's investment adviser believes that the MSCI All Country World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
NEW PERSPECTIVE FUND INC (Prospectus Summary) | NEW PERSPECTIVE FUND INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.78%)
NEW PERSPECTIVE FUND INC | MSCI® All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1973
NEW PERSPECTIVE FUND INC | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1973
NEW PERSPECTIVE FUND INC | MSCI USA Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI USA Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1973
NEW PERSPECTIVE FUND INC | Lipper Global Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Global Funds Index (reflects no deductions for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1973
NEW PERSPECTIVE FUND INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	807
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	978
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,474
Annual Return 2001	rr_AnnualReturn2001	(8.30%)
Annual Return 2002	rr_AnnualReturn2002	(16.05%)
Annual Return 2003	rr_AnnualReturn2003	36.76%
Annual Return 2004	rr_AnnualReturn2004	14.27%
Annual Return 2005	rr_AnnualReturn2005	11.28%
Annual Return 2006	rr_AnnualReturn2006	19.87%
Annual Return 2007	rr_AnnualReturn2007	16.03%
Annual Return 2008	rr_AnnualReturn2008	(37.83%)
Annual Return 2009	rr_AnnualReturn2009	37.43%
Annual Return 2010	rr_AnnualReturn2010	12.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1973
NEW PERSPECTIVE FUND INC | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A - After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1973
NEW PERSPECTIVE FUND INC | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A - After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 1973
NEW PERSPECTIVE FUND INC | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,039
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,627
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,627
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class B - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2000
NEW PERSPECTIVE FUND INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class C - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
NEW PERSPECTIVE FUND INC | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-1 - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
NEW PERSPECTIVE FUND INC | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-2 - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
NEW PERSPECTIVE FUND INC | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,668
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-A - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
NEW PERSPECTIVE FUND INC | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	688
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	959
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,842
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,842
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-B - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
NEW PERSPECTIVE FUND INC | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	287
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,043
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	556
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,043
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-C - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
NEW PERSPECTIVE FUND INC | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	680
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-E - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
NEW PERSPECTIVE FUND INC | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	904
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-F-1 - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2002
NEW PERSPECTIVE FUND INC | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-1 - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2002
NEW PERSPECTIVE FUND INC | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-2 - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2002
NEW PERSPECTIVE FUND INC | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-3 - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2002
NEW PERSPECTIVE FUND INC | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-4 - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2002
NEW PERSPECTIVE FUND INC | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	640
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-5 - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2002
NEW PERSPECTIVE FUND INC | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-6 - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.